Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table summarizes the results of discontinued operations (in thousands):

	Twelve Months Ended
	December 31,
	2013	2012	2011
Revenue	$231,865	$269,671	$302,193
Income before tax	9,489	11,946	4,700
Income tax provision	3,266	3,275	2,448
Income from discontinued operations, net of tax	6,223	8,671	2,252

All assets and associated liabilities to be transferred to MicroPort have been classified as assets and liabilities held for sale on our consolidated balance sheet. The following table summarizes the assets and liabilities held for sale (in thousands):

	December 31, 2013	December 31, 2012
Assets
Cash	$201	$—
Accounts receivable	59,172	67,434
Inventories, net	74,807	86,792
Property, plant & equipment, net	92,436	96,759
Goodwill	25,802	25,652
Intangible assets, net	1,738	2,610
Deferred income taxes	1,197	2,200
Other current and long-term assets	19,105	14,767
Assets held for sale	$274,458	$296,214

Liabilities
Accounts payable	$9,553	$5,666
Other current liabilities	21,668	27,327
Other long-term liabilities	1,399	2,031
Liabilities held for sale	$32,620	$35,024